CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 45,407	$ 56,285
Receivables and other	18,312	19,551
Inventories	24,751	25,673
Total current assets	88,470	101,509
Non-current assets
Mineral properties, plant and equipment	1,522,919	1,564,860
Other assets		132
Restricted cash	2,029	5,036
Total assets	1,613,418	1,671,537
Current liabilities
Accounts payable and accrued liabilities	50,672	60,438
Current portion of long-term debt	85,961	374,966
Income taxes payable		379
Flow-through share premium		135
Total current liabilities	136,633	435,918
Non-current liabilities
Other liabilities	1,072	511
Long-term debt	456,254	293,029
Convertible notes	82,150	76,582
Decommissioning and restoration provision	18,947	18,436
Deferred income tax liability	15,236
Total liabilities	710,292	824,476
EQUITY
Share capital	1,140,890	1,125,932
Contributed surplus	48,886	49,942
Equity component of convertible notes	17,603	17,603
Accumulated other comprehensive loss	(193,997)	(193,772)
Deficit	(110,256)	(152,644)
Total equity	903,126	847,061
Total liabilities and equity	1,613,418	1,671,537
Commitments
Contingencies